Debt and Credit Agreements - Additional Information (Detail) In Millions, unless otherwise specified	1 Months Ended		12 Months Ended							12 Months Ended		1 Months Ended				12 Months Ended	1 Months Ended								1 Months Ended		12 Months Ended														1 Months Ended
	Apr. 30, 2012 USD ($)	Apr. 30, 2011 USD ($)	Dec. 31, 2013 USD ($) Tranche	Dec. 31, 2011 USD ($)	Apr. 30, 2013 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Mar. 15, 2012	Mar. 30, 2009	Dec. 31, 2013 Banks Rated A- or Above USD ($)	Dec. 31, 2013 Banks Rated BBB+ USD ($)	Jul. 31, 2013 European Investment Bank USD ($) M	Jul. 31, 2013 European Investment Bank EUR (€) M	Jun. 30, 2009 European Investment Bank USD ($) M	Jun. 30, 2009 European Investment Bank EUR (€) M	Dec. 31, 2012 European Investment Bank EUR (€)	Apr. 30, 2011 Syndicated By Banks	Apr. 30, 2011 First Anniversary of April 2011 Loan Facility	Apr. 30, 2011 Second Anniversary of April 2011 Loan Facility	Dec. 31, 2013 United States Program USD ($)	Dec. 31, 2013 Swedish Program USD ($)	Dec. 31, 2013 Swedish Program SEK	Sep. 30, 2012 U.S. Private Placement Notes USD ($)	Nov. 30, 2014 U.S. Private Placement Notes Scenario, Forecast USD ($)	Mar. 31, 2012 Senior Notes USD ($)	Dec. 31, 2013 Senior Notes USD ($)	Dec. 31, 2011 Floating Interest Rate of STIBOR + 3.9% USD ($)	Dec. 31, 2011 Floating Interest Rate of STIBOR + 3.9% SEK	Dec. 31, 2011 Floating Interest Rate of STIBOR + 0.95% USD ($)	Dec. 31, 2011 Floating Interest Rate of STIBOR + 0.95% SEK	Dec. 31, 2012 Fixed Rate Notes USD ($)	Dec. 31, 2012 Fixed Rate Notes SEK	Dec. 31, 2013 Brazilian Development Bank USD ($)	Dec. 31, 2013 Russia USD ($)	Dec. 31, 2013 Japanese Banks USD ($)	Dec. 31, 2012 Japanese Banks USD ($)	Mar. 31, 2013 Interest Rate Swaps USD ($)	Dec. 31, 2013 Minimum	Mar. 31, 2013 Minimum Interest Rate Swaps	Dec. 31, 2013 Maximum	Jul. 31, 2013 Maximum European Investment Bank	Dec. 31, 2013 Maximum Commercial Paper USD ($)	Mar. 31, 2013 Maximum Interest Rate Swaps
Debt And Credit Agreements [Line Items]
Total short-term debt including DRD			$ 341
Short-term portion of long-term debt			274																														36	4	2
Interest rate								3.854%	8.00%																3.854%											1.60%
Senior notes yield rate								2.875%																	2.875%
Carrying value																									106.3
Debt maturity date			Apr. 30, 2014																						Apr. 30, 2014
Senior notes unamortized premium																										0.3
Common stock issued in exchange of U.S treasury securities, shares	5.8
Common stock issued in exchange of U.S treasury securities, value	106
Notes and loans having fixed interest rates						165																	110	125
Fixed interest rate on notes and loans																							5.60%	5.80%							2.49%	2.49%						6.10%	2.50%	6.20%			5.40%
Weighted average interest rate on short-term debt			3.50%				3.70%																										9.80%	8.50%	1.60%
Short-term debt excluding commercial paper			380
Short-term debt excluding commercial paper, utilized amount			104
Unused short-term lines of credit			276
Long-term debt			266.0
Senior notes			165
Number of tranches of notes			2
Nominal value																																					60.0
Notes repurchased																											92	600
Debt instrument maturity period																											2014	2014	2017	2017
Floating interest rates on notes																											3.90%	3.90%	0.95%	0.95%
Debt extinguishment cost				(6.2)																							6.2
Note issued																													46	300	54	350
Debt instrument maturity																															2017-12	2017-12
Line of credit facility commitment fee percent												0.26%	0.26%			0.30%	0.16%
Other long-term debt							2																													1
Revolving credit facility amount	1,100	1,100			1,100							275	200	309	225
Number of banks syndicated on revolving credit facility																	13
Line of credit facility maturity period																		2017	2018
Financing costs		5
Line of credit extension fees	1				1
Irrevocable loan commitment, in months												18	18	18	18
Expiration of loan commitment remaining amount																225
Revolving credit facility maturity period																																									7 years
Line of credit facility non utilization fee percent												0.13%	0.13%
Unutilized long-term debt facilities			1,400
Commercial paper																				1,000	1,078	7,000
Calculated risk amount										150	50
Money market funds			433																																							1,000
Government paper			$ 100